Description of Business - Schedule Of Common Stock Issued and Outstanding Immediately After Business Combination (Parenthetical) (Details) - shares		3 Months Ended
	Mar. 29, 2022	Mar. 31, 2022
Business Acquisition [Line Items]
Earnout shares	4,128,113	4,128,113
Common Class A [Member]
Business Acquisition [Line Items]
Number of underlying common Stock for outstanding stock options and restricted stock units	45,918,159